Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of period	$ 10,842
Balance, end of period	14,344	$ 10,842
Domestic
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of period	2,271	43,037
Balance, end of period	6,128	2,271
Foreign
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of period	8,571	9,116
Balance, end of period	8,216	8,571
Provision charged to expense | Domestic
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	3,949	0
Provision charged to expense | Foreign
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	(595)	(108)
Net Operating Loss Carryforward | Domestic
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	0	(40,766)
Provision charged to discontinued operations and other comprehensive income | Domestic
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	(92)	0
Impact of foreign exchange on beginning of period balance | Foreign
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	$ 240	$ (437)